Loans, Capital lease	6 Months Ended
Jun. 30, 2013
Loans, Capital lease [Abstract]
Loans, Capital lease
NOTE 4: Loans, Capital lease

The following tables represent the outstanding balance of loans for the Company as of June 30, 2013, and December 31, 2012.

	June 30, 2013	Year Ending
South Bay Capital loan at an interest rate 12%	10,926	10,926
Trafalgar promissory note	200,000	200,000
Capital lease, line of credit	33,591	33,591
Dougherty	5,000	--
Krochak	15,000	15,000
Loans and capital lease sub total	264,517	259,517
Less: current portion loans and capital leases	(264,517)	(259,517)
Total	$--	$--

On April 16, 2013, the Company entered into a thirty (30) day promissory note agreement in the amount of $5,000. As of June 30, 2013, the Company has not repaid back the note and granted 1,000,000 shares of restricted common stock as payment of default and interest.

On January 4, 2012, the Company entered into a promissory note agreement. The note bears an interest of 7% annum, payable on demand.  As of June 30, 2013, we owed $15,000 plus accrued interest in the amount of $1,560.

On March 25, 2011, the Company entered into a promissory note agreement which was a part of the Trafalgar Capital settlement agreement. The note bears an interest of 12% for 6 months. As of June 30, 2013, we owed $200,000 plus accrued interest in the amount of $31,932. As of June 30, 2013, the promissory note with Trafalgar Capital is in default due to nonpayment. The default accelerates the principal and interest payments to be due on demand.

On July 25, 2008, the Company entered into a loan agreement with South Bay Capital in the amount of $75,926. Per the terms of the verbal agreement no interest was to be accumulated. On December 19, 2008 the Company repaid South Bay in the amount of $65,000.  On September 15, 2009, the Company secured the remaining balance of the loan with a written promissory note. The note bears an interest rate of 12% for the remaining balance of $10,926, and was applied retrospectively to the note as of January 1, 2009.   As of June 30, 2013, $10,926 of the debt still remains outstanding with total interest of $44,959.

On January 15, 2009, the Company entered into a capital lease for office equipment. The lease is over a 60 month period, with present lease payments exceeding 90% of fair market value of the property. As of June 30, 2013, the lease is in default as we have not made any payments on the lease since 2011. All of our fixed assets have been disposed of in 2012. We still owe the outstanding lease even though the fixed assets were disposed.

On April 1, 2009, the Company entered into a revolving line of credit with Dell Financial in the amount of $25,000. The Company's current outstanding balance on the line of credit as of June 30, 201 was $7,287.

As of June 30, 2013, the Company noted several vendor payables outstanding. For the six months ended, we recognized cumulative interest accrued on their outstanding balances in the amount of $50,960, which has been included in accrued liabilities.